Commitments - Additional Information (Details) - Life Technologies Corporation Supply Agreement [Member] - Quant Studio Five Real Time P C R Systems [Member]			6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) Product	Dec. 31, 2018 USD ($) Product	Jun. 30, 2019 USD ($) Product	Dec. 31, 2018 USD ($) Product
Other Commitments [Line Items]
Number of products acquired	21	15		11
Number of products acquired during period			6
Committed to acquire total cost of additional products in next three months | $	$ 135,000,000	$ 135,000	$ 135,000,000	$ 135,000
Number of products committed to be acquired			3	3